Fair Value of Financial Instruments - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Transfers between levels	$ 0	$ 0